Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number of employees [line items]
Average number of employees	18,360	20,438	20,744
UK [member]
Disclosure of number of employees [line items]
Average number of employees	3,045	3,244	3,395
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	633	809	878
US [member]
Disclosure of number of employees [line items]
Average number of employees	10,125	11,357	11,757
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	398	522	593
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	3,257	3,369	2,738
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	902	1,137	1,383